Unaudited Summarized Consolidated Quarterly Information	12 Months Ended
Dec. 31, 2010
Unaudited Summarized Consolidated Quarterly Information [Abstract]
Unaudited Summarized Consolidated Quarterly Information
NOTE 15 — Unaudited Summarized Consolidated Quarterly Information
Summarized unaudited consolidated quarterly information for 2010 and 2009 is provided below (in thousands, except per share amounts).

	Quarter (1)
2010	First	Second	Third	Fourth
Total revenues	$271,305	$276,524	$277,612	$284,760
Total operating expenses	(247,723)	(241,777)	(241,034)	(250,566)
Operating income	23,582	34,747	36,578	34,194
Loss from continuing operations	(35,691)	(38,267)	(46,785)	(40,199)
Income from discontinued operations, net	18,931	28,097	18,303	5,987
Net loss	(16,760)	(10,170)	(28,482)	(34,212)
Loss attributable to Aimco common stockholders	(40,440)	(17,995)	(28,500)	(38,427)
Loss per common share — basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.42)	$(0.32)	$(0.36)	$(0.34)
Net loss attributable to Aimco common stockholders	$(0.35)	$(0.15)	$(0.25)	$(0.33)
Weighted average common shares outstanding — basic and diluted	116,035	116,323	116,434	116,683

	Quarter (1)
2009	First	Second	Third	Fourth
Total revenues	$273,263	$275,181	$272,394	$278,864
Total operating expenses	(245,632)	(249,497)	(255,706)	(258,895)
Operating income	27,631	25,684	16,688	19,969
Loss from continuing operations	(33,895)	(47,992)	(54,452)	(64,000)
Income from discontinued operations, net	1,324	40,364	44,896	68,955
Net (loss) income	(32,571)	(7,628)	(9,556)	4,955
Loss attributable to Aimco common stockholders	(37,698)	(29,923)	(40,490)	(6,729)
Loss per common share — basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.32)	$(0.41)	$(0.46)	$(0.58)
Net loss attributable to Aimco common stockholders	$(0.34)	$(0.26)	$(0.34)	$(0.06)
Weighted average common shares outstanding — basic and diluted	110,262	115,510	115,563	115,871

(1)	Certain reclassifications have been made to 2010 and 2009 quarterly amounts related to treatment of discontinued operations for properties sold or classified as held for sale through June 30, 2011.